Basis of presentation - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Basis of presentation
Percentage of decline in company's bookings compared to previous year	6.00%	20.00%
Working capital deficit	$ 88.9
Net deficit	99.8
Working capital surplus	$ 145.3
Hero Wars
Basis of presentation
Percentage of players from previous periods accounted company bookings for core product	72.00%
Percentage of revenues	90.00%	96.00%	99.00%